Taxation - Income taxes (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Jan. 01, 2008	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income taxes
Income tax rate (as a percent)		25.00%	25.00%	25.00%
Valuation allowance		¥ 1,553	¥ 846
Cayman Islands
Income taxes
Withholding tax		¥ 0
Hong Kong
Income taxes
Income tax rate (as a percent)		16.50%
Philippines
Income taxes
Income tax rate (as a percent)		30.00%
Valuation allowance		¥ 0	¥ 0
Philippines | Philippines Co II
Income taxes
Income tax holiday (in years)		4 years
Income tax holiday extendable (in years)		3 years
China
Income taxes
Income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%